                                      BISYS
                          100 Summer Street, Suite 1500
                           Boston, Massachusetts 02110


                                   May 3, 2004


VIA ELECTRONIC TRANSMISSION

Securities and Exchange Commission
450 Fifth Street, NW
Washington, DC  20549

Attn: Filing Desk

                  Re:      Pacific Capital Funds
                           (File Nos. 33-57684 and 811-7454)
                           ---------------------------------

Dear Ladies and Gentlemen:

         As Administrator on behalf of Pacific Capital Funds (the "Trust") and pursuant to Rule 497(j) under the Securities Act of 1933, as amended, this letter serves as certification that the forms of Prospectuses and Statement of Additional Information relating to each series of the Trust that would have been filed under paragraph (c) of Rule 497, do not differ from those contained in post-effective amendment No. 23 to the Registration Statement of the Trust, which was filed electronically and effective with the Securities and Exchange Commission on Friday, April 30, 2004.

         Questions related to this filing should be directed to my attention at
(617) 824-1214 or, in my absence, to Michael Glazer, Paul, Hastings, Janofsky & Walker LLP, at (213) 683-6207.

                                                     Sincerely,

                                                     /s/ Ryan M. Louvar

                                                     Ryan M. Louvar
                                                     Counsel

cc:   Andrew Spencer
       Michael Glazer, Esquire